SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2022
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

DECEMBER 31, 2022, 2021 AND 2020

		Charged to
	Balance at	expense or	Write-offs
	beginning	other	and other	Balance at
(in $ millions)	of year	accounts	adjustments	end of year
Allowance for credit losses
Year ended December 31, 2022	$4	$23	$(4)	$23
Year ended December 31, 2021	$14	$(5)	$(5)	$4
Year ended December 31, 2020	$11	$4	$(1)	$14
Valuation allowance for deferred tax assets
Year ended December 31, 2022	$116	$14	$(6)	$124
Year ended December 31, 2021	$119	$(1)	$(2)	$116
Year ended December 31, 2020	$88	$31	$—	$119